Employee Retirement Benefits (Details) - DiscoverOrg Holdings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Company match of employee contribution (as a percent)	35.00%
Matching contributions	$ 1.4	$ 0.6
Vesting term for matching contributions	3 years